Accumulated other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 104,557,008
Ending balance	30,951,837	$ 104,557,008
Unrealized gain associated with the available for sale securities reclassified from accumulated other comprehensive income to net income as a result of the disposal of available-for-sale securities	146,929
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	104,557,008	107,910,960	$ 82,000,020	$ 79,859,172
Other comprehensive income (loss)	(73,605,171)	(3,353,952)	25,910,940	2,140,848
Ending balance	$ 30,951,837	$ 104,557,008	$ 107,910,960	$ 82,000,020